Stockholders' Deficit - Preferred stock (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares outstanding	150,000
Kingswood Acquisition Corp
Shares of Preferred Stock authorized		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding		0	0